SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Impairment of long-lived assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	May 31, 2016
Accounting policies
Long-lived asset impairment loss	¥ 150,533	¥ 93,163	¥ 27,203
Goodwill impairment loss	0	2,445	188
Estimated liability accruals under customer loyalty program		113,749			¥ 121,066
Hotel manager fees recognized as revenue	321,346	261,743	166,572
Revenue recognized from customer loyalty program	145,459	130,644	107,737
VAT (as a percent)						6.00%
Advertising related expenses	64,666	47,971	79,806
Unrestricted government subsidies from local governmental agencies	83,498	28,188	19,657
Deferred rent current		37,224			37,648
Deferred rent long-term		945,192		$ 147,464	¥ 1,023,843
Interest cost incurred	11,056	5,383	14,733
Interest cost capitalized	¥ 0	¥ 1,529	¥ 13,200
Master Brand Agreement
Accounting policies
Initial term	70 years
Minimum
Accounting policies
Estimated membership duration	2 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years
Maximum
Accounting policies
Redemption period for points earned by members on paid stays	2 years
Estimated membership duration	5 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years